Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2022
Financial Assets and Financial Liabilities Disclosure [Abstract]
Financial assets and financial liabilities

18. Financial assets and financial liabilities

18.1 Financial assets

	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Financial assets at FVTPL
Non-current
Equity investment at FVTPL	—	1,000
Total non-current financial assets at FVTPL	—	1,000
Total financial assets	—	1,000
Financial assets at amortised cost
Current
Trade receivables (Note 16)	9,279	111,104
Financial assets included in prepayments, other receivables and other assets, net	7,683	4,733
Net investments in subleases	—	355
Amounts due from related parties, net	2,377	306
Amounts due from shareholders, net	99	100
Cash and cash equivalents	5,425	59,045
Total current financial assets at amortised cost	24,863	175,643
Non-current
Financial assets included in prepayments, other receivables and other assets	306	3,010
Total non-current financial assets at amortised cost	306	3,010
Total financial assets at amortised cost	25,169	178,653
Total financial assets	25,169	179,653

18.2 Financial liabilities

Lease liabilities and other financial liabilities at amortised cost, with carrying amounts that are reasonable approximations of fair values

	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Current
Trade payables	35,012	30,514
Financial liabilities included in other payables and accruals	12,046	20,381
Amount due to a related party	488	—
Amount due to a shareholder	325	325
Interest-bearing loans and borrowings	69,045	41,493
Lease liabilities	4,123	2,486
	121,039	95,199
Non-current
Interest-bearing loans and borrowings	—	6,046
Lease liabilities	4,650	793
	4,650	6,839
Total	125,689	102,038

18.3 Fair values and fair value hierarchy

The Group assessed that the fair values of cash and cash equivalents, trade receivables, the current portion of financial assets included in prepayments, other receivables and other assets, amounts due from related parties and shareholders, trade payables, amounts due to a related party and a shareholder and the financial liabilities included in other payables and accruals approximate to their carrying amounts largely due to the short-term maturities of these instruments.

The non-current portion of financial assets included in prepayments, other receivables and other assets, and financial liabilities such as interest-bearing loans and borrowings are measured at amortised cost. In the opinion of the directors, the fair values of these financial assets and financial liabilities approximate to their carrying amounts.

The Group invests in an unlisted investment measured at fair value through profit or loss. The Group has estimated the fair value of the unlisted investment by based on the valuation performed by DZValue Consulting Company Limited, an accredited independent valuer who has valuation experience for similar financial instruments. A change in fair value for this unlisted investment of RMB1,000 was recognised in the statement of profit or loss during the year ended December 31, 2022.

The significant unobservable inputs used in the valuation of unlisted equity investment, together with a quantitative sensitivity analysis as at December 31, 2022 are shown below:

Valuation technique	Significant unobservable inputs	Inputs	Sensitivity of the input to fair value
Market approach	Discount for lack of marketability	33.0%(2021:-)	5% decrease in the discount would increase the fair value by RMB 2,000.
	Discount rate	12.4%(2021:-)	5% decrease in the discount rate would increase the fair value by RMB 150,000.

The fair value of an unlisted investment measured at fair value through profit or loss as of December 31, 2022 is Nil (2021: 1,000) and is categorized within Level 2 (2021: Level 2) of the fair value measurement hierarchy.

During the years ended December 31, 2022 and 2021, there were no transfers of fair value measurements between Level 1 and Level 2, and Level 2 and Level 3.

The following methods and assumptions were used to estimate the fair values :

The fair values of the Group’s interest-bearing loans and borrowings are determined by using the discounted cash flow method using the discount rate currently available for instruments with similar terms, credit risk and remaining maturities as at the end of the reporting period. The changes in fair value as a result of the Group’s own non-performance risk as at December 31, 2022 and 2021 were assessed to be insignificant. The fair values of the Group’s interest-bearing loans and borrowings are approximate to the fair values based on the discounted cash flows.

18.4 Financial instruments risk management objectives and policies

The Group’s principal financial liabilities comprise interest-bearing loans and borrowings, amounts due to a related party and a shareholder, trade payables and other payables and accruals. The main purpose of these financial liabilities is to raise finance for the Group’s operations. The Group’s principal financial assets include trade receivables, other receivables and cash and cash equivalents that derive directly from its operations.

The Group is exposed to foreign currency risk, credit risk and liquidity risk. The board of directors reviews and agrees policies for managing each of these risks, which are summarised below.

Foreign currency risk

The Group has transactional currency exposures. Such exposures mainly arise from cash and cash equivalents, a loan receivable from a Hong Kong entity and trade payables to foreign suppliers in currencies other than the Group’s functional currency.

The following tables demonstrate the sensitivity at the end of the reporting period to a reasonably possible change in the United States dollars (“US$”) and HK$ exchange rates, with all other variables held constant, of the Group’s loss before tax. The impact on the Group’s loss before tax is due to changes in the fair values of monetary assets and liabilities. The Group’s exposure to foreign currency risk for all other currencies is not material.

For the year ended December 31, 2022	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	(461)
	-5%	461
HK$	+5%	—
	-5%	—

For the year ended December 31, 2021	Change in exchange rate	Effect on loss before tax
		RMB’000
US$	+5%	1,606
	−5%	(1,606)
HK$	+5%	—
	−5%	—

For the year ended December 31, 2020	Change in exchange rate	Effect on profit before tax
		RMB’000
US$	+5%	(608)
	−5%	608
HK$	+5%	—
	−5%	—

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Maximum exposure and year-end staging

The tables below show the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as at December 31, 2022 and 2021. The amounts presented are gross carrying amounts for financial assets.

As at December 31, 2022

	12-month Expected Credit losses	Lifetime Expected Credit losses
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	76,260	76,260
Financial assets included in prepayments, other receivables and other assets—Normal*	7,989	—	—	—	7,989
Net investments in subleases—Normal*	—	—	—	—	—
Amounts due from related parties—Normal*	2,377	—	—	—	2,377
Amounts due from shareholders—Normal*	99	—	—	—	99
Cash and cash equivalents—not yet past due	5,425	—	—	—	5,425
	15,890	—	—	76,260	92,150

As at December 31, 2021

	12-month Expected Credit losses	Lifetime Expected Credit losses
	Stage 1	Stage 2	Stage 3	Simplified approach	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivables	—	—	—	116,776	116,776
Financial assets included in prepayments, other receivables and other assets—Normal*	7,743	—	—	—	7,743
Net investments in subleases—Normal*	355	—	—	—	355
Amounts due from related parties—Doubtful*	306	—	2,000	—	2,306
Amounts due from shareholders—Normal*	100	—	—	—	100
Cash and cash equivalents—not yet past due	59,045	—	—	—	59,045
	67,549	—	2,000	116,776	186,325

*	The credit quality of the financial assets included in prepayments, other receivables and other assets, net investments in subleases, and amounts due from related parties and shareholders is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Trade receivables

Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management.

The Group has significant credit risk concentration from its largest customers’ trade receivables. The Group’s largest customer’s trade receivables represents 52% and 17% of the Group’s gross trade receivables as at December 31, 2022 and 2021, respectively. The Group’s five largest customers’ trade receivables represent 74% and 47% of the Group’s gross trade receivables as at December 31, 2022and 2021, respectively.

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses both on an aging basis and specific basis. In evaluating the collectability of aging receivable balances, the matrix provision rates are based on days past due for groupings of various customer segments with similar loss patterns. The calculation reflects the probability weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. In evaluating the collectability of specific receivable balances, the Group considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends. Generally, trade receivables are written off if past due for more than one year and are subject to enforcement activity.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Days past due
	Not overdue	1 - 90 days	91 - 180 Days	>181 days	Total
December 31, 2022
Expected credit loss rate	49.8%	86.31%	97.12%	97.41%	87.83%
Gross carrying amount (RMB’000)	14,529	3,258	8,496	49,977	76,260
Expected credit loss (RMB’000)	7,236	2,812	8,251	48,682	66,981

		Days past due
	Not overdue	1 - 90 days	91 - 180 Days	>181 days	Total
December 31, 2021
Expected credit loss rate	2.80%	3.30%	7.66%	16.47%	4.86%
Gross carrying amount (RMB’000)	65,102	22,232	19,686	9,756	116,776
Expected credit loss (RMB’000)	1,824	733	1,508	1,607	5,672

Liquidity risk

The Group monitors its risk of a shortage of funds using a liquidity planning tool.

The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of bank loans, other borrowings and lease liabilities.

The table below summarises the maturity profile of the Group’s financial liabilities as at the end of the reporting period based on the contractual undiscounted payments:

	On demand	Less than 1 year	>1 year	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at December 31, 2022
Interest-bearing loans and borrowings	30,000	42,680	—	72,680
Lease liabilities	—	4,194	5,032	9,226
Trade payables	—	35,012	—	35,012
Due to a shareholder	325	—	—	325
Due to a related party	—	488	—	488
Other payables and accruals	—	12,046	—	12,046
As at December 31, 2021
Interest-bearing loans and borrowings	10,000	34,804	6,205	51,009
Lease liabilities	—	2,571	811	3,382
Trade payables	—	30,514	—	30,514
Due to a shareholder	325	—	—	325
Other payables and accruals	—	20,381	—	20,381

Excessive risk concentration

Concentrations arise when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of the Group’s performance to developments affecting a particular industry.

Supplier concentration risk – the Group’s main operations are dependent upon one particularly large supplier. The Group purchases copyright from the supplier with an amount of RMB52,385, RMB210,887 and nil for transactions and ending balances of RMB89,967, RMB96,703 and RMB118,118 for prepayment as of December 31, 2020, 2021 and 2022, respectively.

The Group’s top 1 supplier accounted for nil, 63.6% and 41% of its purchase and for 85.7%, 77.7% and 76.7% of its ending balances of prepayment in the years ended December 31, 2020, 2021 and 2022, respectively.

18.5 Changes in liabilities arising from financing activities

	Interest- bearing		Due	Due to
	loans and borrowings	Lease liabilities	to a shareholder	a related party
	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2020	55,000	14,713	—	—
Changes from financing activities	5,000	(4,688)	—	7,177
Changes from operating activities	—	(778)	—	—
Acquisition of a subsidiary	—	—	325	—
Additions	—	5,682	—	—
Accretion of interest	—	2,561	—	—
As at December 31, 2020 and January 1, 2021	60,000	17,490	325	7,177
Changes from financing activities	(12,461)	(3,648)	—	(7,177)
Lease termination	—	(14,379)	—	—
Additions	—	2,734	—	—
Accretion of interest	—	1,082	—	—
As at December 31, 2021 and January 1, 2022	47,539	3,279	325	—
Changes from financing activities	21,506	(1,309)	—	488
Changes from operating activities	—	(859)	—	—
Lease termination	—	(1,151)	—	—
Additions	—	8,578	—	—
Accretion of interest	—	235	—	—
As at December 31, 2022	69,045	8,773	325	488